REDEEMABLE NON-CONTROLLING INTERESTS (Schedule of Redeemable Non-controlling Interests) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Noncontrolling Interest [Abstract]
Balance as of the beginning of the year	$ 90,737	$ 93,521
Net Income (loss)	(3,780)	341
Other Comprehensive Income - Translation adjustment	66	(47)
Other	0	(3,078)
Balance as of the end of the year	$ 87,023	$ 90,737